Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment
Note 10: Property and equipment

Property and equipment are recorded at cost, and at December 31, 2021 and 2020 were comprised as follows:

	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2019	$2,298	$-	$-	$2,298
Additions	-	236	23	259
Disposal of assets	(142)	-	-	(142)
At December 31, 2020	$2,156	$236	$23	$2,415
Additions	35	295	68	398
Disposal of assets	-	-	(25)	(25)
Impairment of assets	-	-	(55)	(55)
At December 31, 2021	$2,191	$531	$11	$2,733

Accumulated depreciation
At December 31, 2019	$(1,026)	$-	$-	$(1,026)
Depreciation for the year	(235)	(17)	-	(252)
Disposal of assets	85	-	-	85
At December 31, 2020	$(1,176)	$(17)	$-	$(1,193)
Depreciation for the year	(213)	(133)	(25)	(371)
Disposal of assets	-	-	9	9
Impairment of assets	-	-	13	13
At December 31, 2021	$(1,389)	$(150)	$(3)	$(1,542)

Net book value
At December 31, 2020	$980	$219	$23	$1,222
At December 31, 2021	$802	$381	$8	$1,191

As part of the acquisition of Eastmain, the Company acquired certain property and equipment including machinery, computer hardware, and a right-of-use asset for a five-year lease of office space that commenced on April 1, 2019 (note 6).

Effective January 1, 2021, the Company amended the office lease agreement, expanding the floor space and extending the term of the current lease by one year. The amendment was accounted for as a separate lease liability and additional ROU asset, with the original lease and ROU asset remaining unchanged. The new ROU asset was measured at the fair value of the lease liability at inception of the lease amendment and will be depreciated over the new lease term of 4.33 years on a straight-line basis. The increase to the lease asset and liability reflects the present value of the additional square footage, discounted over the new lease term at an interest rate of 10%, which approximates the Company’s incremental borrowing rate. As at December 31, 2021, the remaining lease liability was $461, of which $104 and $357 were recognized as current and non-current liabilities, respectively.